Events occurred after the reporting date	12 Months Ended
Dec. 31, 2021
Disclosure Of Events After Reporting Period Explanatory [Abstract]
Disclosure of events after reporting period [text block]
Note 26	Events occurred after the reporting date

26.1	Authorization of the financial statements

The consolidated financial statements of the Company and its subsidiaries, prepared in accordance with IFRS for the year ended December 31, 2021, were approved and authorized for issuance by the Company´s Board of Directors on March 2, 2022.

26.2	Disclosures on events occurring after the reporting date

The total financial impact of COVID-19 cannot be reasonably estimated at this time, due to uncertainty as to its severity and duration. It was anticipated that average sales volumes and prices will depend on the duration of the coronavirus in different markets, the efficiency of the measures implemented to contain the spread of the virus in each country, and the fiscal and national incentives that can be implemented in different jurisdictions to promote economic recovery. The Company continues to monitor and evaluate the spread of the coronavirus and its impact on our operations, business, financial condition and results of operations.

On February 25, 2022 SQM NA submitted to the Central District Court of California an appeal bond for US$ 60.1 million to guarantee the final settlement, in connection with the case reported in Note 20.1 (c).

Management is not aware of any other significant events that occurred between December 31, 2021, and the date of issuance of these consolidated financial statements that may significantly affect them.